Schedule of Financing Lease Expenses (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Leases
Depreciation	$ 18,944	$ 25,600	$ 26,502
Interest of lease liabilities	1,421	1,920	1,942
Total financing lease expenses	$ 20,365	$ 27,520	$ 28,444